schedule of share based compensation expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 497,104	€ 460,194	€ 740,810
Unrecognized expense		313,273	769,779
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	82,669		21,804
Research And Development Expense Related Party [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	179,480	326,400	581,949
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 234,955	€ 133,794	€ 137,057